Cybersecurity Risk Management and Strategy Disclosure	Jul. 13, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Attached hereto as Exhibit 99.1 and incorporated by reference herein is Alarum Technologies Ltd.’s (the “Registrant”) press release issued on July 13, 2026, titled “Alarum Technologies Provides Further Update Regarding Recent Developments”, announcing an update regarding the Registrant’s ongoing review of the recent events affecting its business and operations, its recovery efforts, operational efficiency measures, and related developments.